Dunham Large Cap Growth Fund
Dunham Large Cap Growth Fund
Investment Objective:
The Fund seeks to maximize capital appreciation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 113 of the Fund's Prospectus and in How to Buy and Sell Shares on page 67 of the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Dunham Large Cap Growth Fund	Class A	Class C	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of the of the original purchase price for purchases of $1 million or more)	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee	none	none	none
Exchange Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Dunham Large Cap Growth Fund		Class A	Class C	Class N
Management Fees		0.74%	0.74%	0.74%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.46%	0.46%	0.46%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.46%	2.21%	1.21%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table may not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - Dunham Large Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	715	1,010	1,327	2,221
Class C	224	691	1,185	2,544
Class N	123	384	665	1,466

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 81 % of the average value of its portfolio.

Principal Investment Strategies:

The Fund's sub-adviser seeks to achieve the Fund's investment objective by investing primarily in domestic and foreign growth-oriented, large capitalization or "large cap" equity securities (common stock and securities convertible into common stocks) of companies traded on U.S. stock exchanges or in the over-the-counter market that it believes are undervalued.   The Fund defines large capitalization companies as those that have market capitalizations greater than $7 billion at the time of investment  Under normal market conditions, the Fund invests at least 80% if its assets (defined as net assets plus borrowing for investment purposes) in large cap companies.  The sub-adviser's investment philosophy is to focus on attractive growth stocks while maintaining an emphasis on risk control.  In accordance with this philosophy, the sub-adviser's investment strategy centers around (i) analyzing stocks for their potential growth in revenue or profits when compared to their peers and determining if they are reasonably priced and (ii) addressing risk by implementing strict and systematic risk controls.  In general, the sub-adviser buys stocks where the underlying company is demonstrating above average growth characteristics and it believes the stock is reasonably priced.  The sub-adviser may choose to sell a security when it believes the security no longer offers attractive growth prospects or when the sub-adviser wishes to take advantage of what it believes to be a better investment opportunity.  The Fund's sub-adviser may engage in active and frequent trading of the Fund's portfolio securities to achieve the Fund's investment objectives.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Although the Fund will strive to meet its investment objective, there is no assurance that it will do so. Many factors affect the Fund's net asset value and performance.

Foreign Investing – Investments in foreign countries are subject to country-specific risks such as political, diplomatic, regional conflicts, terrorism, war, social and economic instability and policies that have the effect of decreasing the value of foreign securities. Foreign investments may experience greater volatility than U.S. investments.

Growth Style Investing Risk – The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Large Cap Stock Risk – Because the investment focus of the Fund is on large cap stocks, the value of the Fund may be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of large cap issuers may change as large cap investing style goes in and out of favor depending on a variety of political, regulatory, market, or economic developments.

Management Risk – The Fund is subject to management risk because it is an actively managed investment portfolio. The sub-adviser's judgments about the attractiveness, "growth" potential of a company and the potential appreciation of securities may prove to be inaccurate and may not produce the desired results. The sub-adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result.

Portfolio Turnover Risk – The frequency of a Fund's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in a Fund's performance.

Stock Market Risk – Stock markets can be volatile. In other words, the prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Fund's investments may decline in value if the stock markets perform poorly.

Performance:

The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of Class N Shares of the Fund from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. The Class A sales charge is reflected in the average annual total return table. Past performance (before and after taxes) does not necessarily indicate how a Fund will perform in the future. Performance prior to March 3, 2008 is the performance of a predecessor fund. Updated performance information is available at no cost by visiting www.dunham.com or by calling toll free (888) 3DUNHAM (338-6426).

Class N Shares Annual Total Return for Years Ended December 31

During the periods shown in the bar chart, the highest return for a quarter was 12.41% (quarter ended September 30, 2009) and the lowest return for a quarter was -25.45% (quarter ended December 31, 2008).

Dunham Large Cap Growth Fund AVERAGE ANNUAL TOTAL RETURN
Average Annual Total Returns - Dunham Large Cap Growth Fund	1 Year	5 Year		Life of Fund		Inception Date
Class N	0.87%	(3.43%)		(0.70%)	[1]	Dec. 10, 2004
Class N return after taxes on distributions	0.82%	(3.70%)		(1.35%)	[1]	Dec. 10, 2004
Class N return after taxes on distributions and sale of Fund shares	0.63%	(2.96%)		(0.81%)	[1]	Dec. 10, 2004
Class C	none	(4.36%)		(1.66%)	[1]	Dec. 10, 2004
Class A	(5.10%)		[1]	(4.79%)	[1]	Jan. 03, 2007
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	2.64%	2.50%		4.06%	[1]
[1]	The Fund's Class N and Class C shares commenced operations on December 10, 2004. The Fund's Class A shares commenced operations on January 3, 2007.

After-tax returns are estimated, and are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment, because such accounts are only subject to taxes upon distribution. In certain cases, after-tax returns may be higher than the other return figures for the same period. After tax returns for Class C and Class A shares, which are not shown, will vary from those of Class N shares.